Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

Basis of presentation

The Company’s condensed consolidated financial statements for the six months ended June 30, 2023, have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting”. These condensed consolidated financial statements, which are unaudited, do not include all of the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2022 and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards as published by the International Accounting Standards Board.

The results of operations for the six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for the entire fiscal year ending December 31, 2023, or for any other interim period.

Estimates

The preparation of interim financial statements requires the Company’s management to exercise its judgment and to use significant accounting estimates and assumptions that affect the application of the Company’s accounting policies and the amounts of reported assets, liabilities, income and expenses. Actual results may materially differ from those estimates. In preparation of these condensed consolidated financial statements, the significant judgments that were exercised by the management in applying the Company’s accounting policies and the key sources of estimation uncertainty were similar to those applied in the Company’s annual financial statements for the year ended December 31, 2022.

Accounting policies

The accounting policies applied in the preparation of these condensed consolidated financial statements are consistent with those applied in the preparation of the annual financial statements for the year ended December 31, 2022, other than described below.

New standards and amendments adopted

Several new standards, amendments to standards and interpretations are effective for annual periods beginning January 1, 2023 and have been applied in preparing these condensed consolidated financial statements. None of these had a material effect on the Company’s condensed consolidated financial statements.

New standards and amendments not yet adopted

Several new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2024 and have not been applied in preparing these condensed consolidated financial statements. None of these are expected to have a material effect on the Company’s condensed consolidated financial statements.